Commitments and Contingencies (Tables)	12 Months Ended
Dec. 28, 2019
Debt Disclosure [Abstract]
Schedule of Future Purchase Obligations	As of December 28, 2019, our take-or-pay purchase obligations were as follows (in millions):

2020	$1,324
2021	590
2022	448
2023	306
2024	187
Thereafter	89
Total	$2,944